Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Intangible Assets and Goodwill [Abstract]
Schedule of intangible assets and goodwill
Description	Customer acquisition List	Goodwill	Software	Total	Intangible asset under development
Gross carrying value
As at April 1, 2020	59,216,654	313,345	377	59,530,376	—
Additions (refer note 25)	—	68,500	—	68,500	—
Exchange differences	—	9,082		9,082	—
As at March 31, 2021	59,216,654	390,927	377	59,607,958	—
Additions	—	—	—	—	166,587
‘Derecognized on deconsolidation of subsidiary*	—	(317,752)	(377)	(318,129)	—
Exchange differences	—	(167)	—	(167)	—
As at March 31, 2022	59,216,654	73,008	—	59,289,662	166,587

Accumulated amortisation
As at April 1, 2020	204,086	—	—	204,086	—
Charge for the year	11,931,554	—	114	11,931,668	—
As at March 31, 2021	12,135,640	—	114	12,135,754	—
Charge for the year	11,894,518	—	—	11,894,518	—
‘Derecognized on deconsolidation of subsidiary*	—	—	(114)	(114)	—
As at March 31, 2022	24,030,158	—	—	24,030,158	—
Net block as at March 31, 2021	47,081,014	390,927	263	47,472,204	—
Net block as at March 31, 2022	35,186,496	73,008	—	35,259,504	166,587